Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of estimated useful lives reconciliation of carrying amount

	Freehold land	Plant and	Right-of-use	Mine
US$ thousand	and buildings	equipment	assets	development	Total
Cost
Balance as of 1 January 2023	—	—	—	—	—
Acquired through business combination (Note 26)	8,559	293,348	395	913,526	1,215,828
Additions	—	7,725	18,254	17,100	43,079
Disposals	—	(16,564)	—	—	(16,564)
Other movements*	—	—	—	(1,204)	(1,204)
Balance at 31 December 2023	8,559	284,509	18,649	929,422	1,241,139
Additions	—	33,557	1,617	26,604	61,778
Transfers from CIP	148	(148)	—	—	—
Transfer to E&E	—	(45)	—	—	(45)
Disposals	—	(147)	—	—	(147)
Other movements*	—	78	—	(6,735)	(6,657)
Balance as of 31 December 2024	8,707	317,804	20,266	949,291	1,296,068

Accumulated depreciation
Balance as of 1 January 2023	—	—	—	—	—
Depreciation for the year	338	11,290	2,077	32,954	46,659
Balance as of 31 December 2023	338	11,290	2,077	32,954	46,659
Depreciation for the year	542	22,544	4,453	50,821	78,360
Balance as of 31 December 2024	880	33,834	6,530	83,775	125,019

Carrying amounts
As of 31 December 2022	—	—	—	—	—
As of 31 December 2023	8,221	273,219	16,572	896,468	1,194,480
As of 31 December 2024	7,827	283,970	13,736	865,516	1,171,049

*Other movements consist of decrease in rehabilitation.